GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
MG Cleaners Llc [Member]
Substantial Doubt about Going Concern [Text Block]
NOTE 2 – GOING CONCERN

The Company considered its going concern disclosure requirements in accordance with ASC 240-40-50.  The Company concluded that its negative working capital and decreased cash flows from operating are conditions that raised substantial doubt about the Company’s ability to continue as a going concern.  Without a successful plan in place from management these conditions could negatively impact the Company’s ability to meets its financial obligations over the next year.  In response, the Company has implemented a plan to alleviate such substantial doubt as follows.  The Company will continue to generate additional revenue (and positive cash flows from operations) partly related to the Company’s expansion into a new region during 2017 and partly related to the Company wide sales initiatives already implemented.  In addition there were several one-time expenses in 2016 and 2017 related to expansion to the new region.  As a result substantial doubt about the Company’s ability to continue as a going concern is alleviated.

NOTE 2 – GOING CONCERN

The Company considered its going concern disclosure requirements in accordance with ASC 240-40-50.  The Company concluded that its negative working capital and decreased cash flows from operating are conditions that raised substantial doubt about the Company’s ability to continue as a going concern.  Without a successful plan in place from management these conditions could negatively impact the Company’s ability to meets its financial obligations over the next year.  In response, the Company has implemented a plan to alleviate such substantial doubt as follows.  The Company will continue to generate additional revenue (and positive cash flows from operations) partly related to the Company’s expansion into a new region during 2017 and partly related to the Company wide sales initiatives already implemented.  In addition there were several one-time expenses in 2016 and 2017 related to expansion to the new region.  As a result substantial doubt about the Company’s ability to continue as a going concern is alleviated.